INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Effective tax rate (as a percent)	35.20%		34.80%	34.10%	35.20%	35.20%	36.90%	34.40%
Reduction of the active financing income		$ 2,671				$ 2,671
U.S. federal corporate income tax rate (as a percent)				35.00%		35.00%	35.00%	35.00%